UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22528

First Trust Energy Infrastructure Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
August 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 86.8%
	Electric Utilities – 24.9%
76,900	Alliant Energy Corp.	$3,294,396
164,500	American Electric Power Co., Inc. (b)	11,799,585
98,000	Duke Energy Corp. (b)	7,961,520
259,900	Emera, Inc. (CAD)	8,223,196
35,500	Eversource Energy	2,216,265
368,200	Exelon Corp. (b)	16,094,022
188,400	Fortis, Inc. (CAD)	6,167,393
13,300	Hydro One Ltd. (CAD) (c)	196,494
45,500	IDACORP, Inc.	4,452,175
60,200	NextEra Energy, Inc. (b)	10,240,020
3,000	PPL Corp. (b)	89,220
130,000	Xcel Energy, Inc.	6,246,500
		76,980,786
	Gas Utilities – 6.3%
33,600	Atmos Energy Corp.	3,098,928
41,310	Chesapeake Utilities Corp.	3,552,660
102,000	New Jersey Resources Corp.	4,651,200
153,018	UGI Corp.	8,270,623
		19,573,411
	Multi-Utilities – 17.4%
160,200	ATCO, Ltd., Class I (CAD)	4,788,814
241,700	Canadian Utilities Ltd., Class A (CAD)	5,880,440
138,800	CMS Energy Corp. (b)	6,834,512
163,092	National Grid PLC, ADR (b)	8,643,876
138,200	NiSource, Inc. (b)	3,741,074
279,500	Public Service Enterprise Group, Inc. (b)	14,631,825
17,400	Sempra Energy (b)	2,019,792
109,700	WEC Energy Group, Inc. (b)	7,413,526
		53,953,859
	Oil, Gas & Consumable Fuels – 37.9%
2,536,130	Enbridge Energy Management, LLC (d)	27,517,011
540,200	Enbridge Income Fund Holdings, Inc. (CAD)	13,610,556
137,000	EQT Corp. (b)	6,989,740
201,700	Inter Pipeline, Ltd. (CAD)	3,706,334
206,100	Keyera Corp. (CAD)	5,679,200
968,075	Kinder Morgan, Inc. (b)	17,134,928
115,053	ONEOK, Inc. (b)	7,583,143
40,600	Targa Resources Corp. (b)	2,235,842
460,170	TransCanada Corp. (b)	19,603,242
448,600	Williams (The) Cos., Inc. (b)	13,274,074
		117,334,070
	Water Utilities – 0.3%
10,900	American Water Works Co., Inc.	954,077
	Total Common Stocks	268,796,203
	(Cost $272,911,909)
MASTER LIMITED PARTNERSHIPS (a) – 36.0%
	Chemicals – 0.2%
27,000	Westlake Chemical Partners, L.P.	691,200
	Gas Utilities – 1.7%
130,152	AmeriGas Partners, L.P.	5,095,451
See Notes to Portfolio of Investments

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	Independent Power and Renewable Electricity Producers – 5.0%
318,555	NextEra Energy Partners, L.P. (e)	$15,449,917
	Oil, Gas & Consumable Fuels – 29.1%
351,641	Alliance Resource Partners, L.P.	7,067,984
127,444	BP Midstream Partners, L.P.	2,514,470
50,000	Buckeye Partners, L.P. (b)	1,763,000
230,000	Energy Transfer Equity, L.P.	4,025,000
286,000	Energy Transfer Partners, L.P. (b)	6,449,300
536,800	Enterprise Products Partners, L.P. (b)	15,352,480
130,900	EQT Midstream Partners, L.P.	7,482,244
201,976	Holly Energy Partners, L.P.	5,849,225
163,300	Magellan Midstream Partners, L.P.	11,145,225
57,333	MPLX, L.P.	2,033,602
100,600	Phillips 66 Partners, L.P.	5,176,876
77,700	Plains All American Pipeline, L.P. (b)	2,029,524
80,000	Shell Midstream Partners, L.P.	1,789,600
11,221	Spectra Energy Partners, L.P. (b)	425,949
329,613	TC PipeLines, L.P.	11,009,074
57,002	TransMontaigne Partners, L.P.	2,187,737
56,000	Western Gas Equity Partners, L.P.	1,896,160
40,200	Western Gas Partners, L.P.	1,963,770
		90,161,220
	Total Master Limited Partnerships	111,397,788
	(Cost $99,488,840)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Equity Real Estate Investment Trusts – 0.9%
39,101	CorEnergy Infrastructure Trust, Inc.	1,463,550
63,050	InfraREIT, Inc.	1,317,115
	Total Real Estate Investment Trusts	2,780,665
	(Cost $2,184,607)
	Total Investments – 123.7%	382,974,656
	(Cost $374,585,356) (f)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.5)%
1,645	American Electric Power Co., Inc.	$11,799,585	$72.50	Sep 2018	(97,055)
500	Buckeye Partners, L.P.	1,763,000	38.00	Oct 2018	(20,000)
335	CMS Energy Corp.	1,649,540	50.00	Sep 2018	(10,050)
650	Duke Energy Corp.	5,280,600	82.50	Sep 2018	(29,250)
360	Energy Transfer Partners, L.P.	811,800	22.00	Oct 2018	(31,680)
2,500	Energy Transfer Partners, L.P.	5,637,500	24.00	Oct 2018	(50,000)
1,200	Enterprise Products Partners, L.P.	3,432,000	30.00	Sep 2018	(6,000)
384	EQT Corp. (g)	1,959,168	60.00	Sep 2018	(1,152)
986	EQT Corp.	5,030,572	52.50	Oct 2018	(150,365)
3,682	Exelon Corp.	16,094,022	44.00	Oct 2018	(301,924)
5,000	Kinder Morgan, Inc.	8,850,000	18.00	Sep 2018	(90,000)
4,680	Kinder Morgan, Inc.	8,283,600	19.00	Oct 2018	(46,800)
1,000	National Grid PLC, ADR	5,300,000	55.00	Sep 2018	(15,000)
10	NextEra Energy, Inc.	170,100	175.00	Sep 2018	(470)
1,382	NiSource, Inc.	3,741,074	28.00	Oct 2018	(34,550)
1,150	ONEOK, Inc.	7,579,650	70.00	Oct 2018	(43,700)
570	Plains All American Pipeline, L.P.	1,488,840	25.00	Sep 2018	(76,950)
See Notes to Portfolio of Investments

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
207	Plains All American Pipeline, L.P.	$540,684	$29.00	Nov 2018	$(6,210)
30	PPL Corp.	89,220	30.00	Sep 2018	(600)
2,185	Public Service Enterprise Group, Inc. (g)	11,438,475	55.00	Sep 2018	(10,925)
174	Sempra Energy	2,019,792	120.00	Oct 2018	(13,485)
112	Spectra Energy Partners, L.P.	425,152	40.00	Oct 2018	(4,480)
406	Targa Resources Corp.	2,235,842	55.00	Sep 2018	(46,690)
2,400	TransCanada Corp.	10,224,000	45.00	Nov 2018	(108,000)
967	WEC Energy Group, Inc.	6,534,986	65.00	Oct 2018	(314,275)
130	WEC Energy Group, Inc.	878,540	70.00	Oct 2018	(5,850)
2,986	Williams (The) Cos., Inc.	8,835,574	31.00	Sep 2018	(14,930)
1,500	Williams (The) Cos., Inc. (g)	4,438,500	32.00	Sep 2018	(4,500)
	Total Call Options Written				(1,534,891)
	(Premiums received $1,622,805)

Outstanding Loans – (34.2)%	(106,000,000)
Net Other Assets and Liabilities – 11.0%	34,056,006
Net Assets – 100.0%	$309,495,771

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	10/08/20	$36,475,000	2.121%	$414,831
Bank of Nova Scotia	1 month LIBOR	09/03/24	36,475,000	2.367%	797,678
			$72,950,000		$1,212,509

(1)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior the expiration dates shown above. The floating rate on August 31, 2018 was 2.083% and 2.082%, respectively.

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (December 1, 2017 through August 31, 2018), the Fund received 227,651 PIK shares of Enbridge Energy Management, LLC.
(e)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,978,441 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,288,718. The net unrealized appreciation was $9,689,723. The amounts presented are inclusive of derivative contracts.
(g)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2018, investments noted as such are valued at $(16,577) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
See Notes to Portfolio of Investments

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 268,796,203	$ 268,796,203	$ —	$ —
Master Limited Partnerships*	111,397,788	111,397,788	—	—
Real Estate Investment Trusts*	2,780,665	2,780,665	—	—
Total Investments	382,974,656	382,974,656	—	—
Interest Rate Swap Agreements	1,212,509	—	1,212,509	—
Total	$ 384,187,165	$ 382,974,656	$ 1,212,509	$—
LIABILITIES TABLE
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,534,891)	$ (969,969)	$ (564,922)	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Energy Infrastructure Fund (FIF)
August 31, 2018 (Unaudited)
1. Organization
First Trust Energy Infrastructure Fund (the “Fund”) is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2011, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FIF on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold), dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnership (“MLPs”), real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;

Notes to Portfolio of Investments (Continued)
First Trust Energy Infrastructure Fund (FIF)
August 31, 2018 (Unaudited)
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options (“options”) on all or a portion of the MLPs and common stocks held in the Fund’s portfolio as determined to be appropriate by Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”). The number of options the Fund can write (sell) is limited by the amount of MLPs and common stocks the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option

Notes to Portfolio of Investments (Continued)
First Trust Energy Infrastructure Fund (FIF)
August 31, 2018 (Unaudited)
written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
C. Swap Agreements
The Fund may enter into total return equity swap and interest rate swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties (“Counterparties”) on specified dates (settlement dates) where the cash flows are based on agreed upon prices, rates, etc. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund’s maximum interest rate risk to meet its future payments under swap agreements outstanding at August 31, 2018, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset.
The Fund held interest rate swap agreements at August 31, 2018 to hedge against changes in borrowing rates under the Fund’s credit agreement. An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
D. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
E. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Notes to Portfolio of Investments (Continued)
First Trust Energy Infrastructure Fund (FIF)
August 31, 2018 (Unaudited)
3. Derivative Transactions
During the fiscal period ended August 31, 2018, the premiums for written options opened were $5,256,971, and the premiums for written options closed, exercised and expired were $5,675,055.
The average volume of interest rate swaps was $72,950,000 for the fiscal year-to-date period (December 1, 2017 through August 31, 2018).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Energy Infrastructure Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	October 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 17, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 17, 2018

*Print the name and title of each signing officer under his or her signature.